Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
Schedule of Potentially Dilutive Securities

The following potentially dilutive securities have been excluded from the computation of diluted shares of common stock outstanding as they would be anti-dilutive:

	June 30,
	2024	2023
Common stock warrants August 2021	112,429	128,500
Underwriter warrants August 2021	2,287	2,287
Chanticleer warrants	57	57
Series C warrants	18,391	36,778
Series 3 warrants	12,548	12,548
Unvested restricted stock units and awards	137,259	7,840
Common stock warrants February 2023	271,883	271,883
Underwriter warrants February 2023	15,466	44,190
Common stock private placement warrants June 2023	227,272	227,272
Placement agent warrants June 2023	6,818	6,818
Common stock warrants October 2023	2,840,000	—
Underwriter warrants October 2023	85,312	—
Placement agent warrants June 2024	113,140	—
Common stock warrants June 2024	5,625,000	—
	9,467,862	738,173

The following potentially dilutive securities have been excluded from the computation of diluted shares of common stock outstanding as they would be anti-dilutive:

	September 30,
	2023	2022
Common stock warrants August 2021	128,500	128,500
Underwriter warrants August 2021	2,287	2,287
Private warrants	—	332
Chanticleer warrants	57	57
Series C warrants	36,778	36,778
Series 3 warrants	12,548	12,548
Unvested restricted stock units and awards	2,326	2,162
Common stock warrants February 2023	271,883	—
Underwriter warrants February 2023	44,190	—
Common stock private placement warrants June 2023	227,272	—
Placement agent warrants June 2023	6,818	—
	732,659	182,664